CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2015 shares
Subordinated Units [Member]
Common units issued	15,886,553
Common units outstanding	15,886,553
Limited Partner, Public [Member] | Common Units [Member]
Common units issued	15,924,676
Common units outstanding	15,924,676
Limited Partner, Affiliate [Member] | Common Units [Member]
Common units issued	2,572,944
Common units outstanding	2,575,944